LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Lease Liabilities, Payments Due [Abstract]
2021	$ 22,777
2022	21,076
2023	13,389
2024	10,968
2025	9,649
Thereafter	72,010
Total lease payments	149,869
Less imputed interest	(35,195)
Total	$ 114,674